Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

	Client Relationships	Contract Backlog	Software and other	Total
	$	$	$	$
Cost
December 31, 2021	463.2	50.2	78.8	592.2
Additions	—	—	25.7	25.7
Additions arising on acquisitions	13.1	1.7	0.5	15.3
Removal of fully amortized assets	(24.3)	(6.1)	(14.0)	(44.4)
Disposals	—	—	(1.4)	(1.4)
Impact of foreign exchange	19.9	2.8	0.6	23.3
December 31, 2022	471.9	48.6	90.2	610.7
Additions	—	—	13.7	13.7
Additions arising on acquisitions	25.2	12.4	—	37.6
Removal of fully amortized assets	(25.4)	(47.8)	(39.4)	(112.6)
Impact of foreign exchange	(7.6)	(0.8)	(0.5)	(8.9)
December 31, 2023	464.1	12.4	64.0	540.5
Accumulated amortization
December 31, 2021	185.0	2.8	31.1	218.9
Amortization	45.6	33.3	25.7	104.6
Removal of fully amortized assets	(24.3)	(6.1)	(14.0)	(44.4)
Impact of foreign exchange	9.3	1.4	0.5	11.2
December 31, 2022	215.6	31.4	43.3	290.3
Amortization	46.3	21.3	34.4	102.0
Removal of fully amortized assets	(25.4)	(47.8)	(39.4)	(112.6)
Impact of foreign exchange	(3.8)	(0.8)	(0.3)	(4.9)
December 31, 2023	232.7	4.1	38.0	274.8
Net book value
December 31, 2022	256.3	17.2	46.9	320.4
December 31, 2023	231.4	8.3	26.0	265.7

During 2023, the Company concluded that there were no indicators of impairment related to intangible assets.
The net book value of software acquired through software financing obligations is $15.4 (2022 - $32.7).